Allowance For Doubtful Accounts (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Allowance for Doubtful Accounts Receivable [Roll Forward]
Balance at beginning of year	$ 5,250	$ 5,603
Additions to the allowance for doubtful accounts, during the year	5,594	4,643
Written off, uncollectible, during the year	(5,774)	(5,463)
Recoveries, during the year	869	503
Foreign currency translation adjustment, during the year	41	(36)
Balance at end of year	$ 5,980	$ 5,250